Income Taxes - Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 1,267,095	$ 800,896
PRC statutory income tax rate	25.00%	25.00%
Income tax at PRC statutory income tax rate	$ 316,774	$ 200,224
Difference due to preferential tax	(94,614)	(53,863)
Super deduction of qualified R&D expenditures	(37,446)	(29,859)
Non-deductible items	110	0
Utilization of tax loss carried forward	(61,887)	(91,275)
Realization of deferred tax assets	74,831	91,275
Income tax expense	$ 197,768	$ 116,503